CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 45,804	$ 26,010	$ 5,913
Adjustments to reconcile net earnings attributable to controlling interest to net cash from operating activities:
Depreciation	31,091	30,461	30,804
Amortization of intangibles	2,473	2,918	5,183
Expense associated with share-based compensation arrangements	1,874	1,270	1,361
Excess tax benefits from share-based compensation arrangements	(112)	(75)	(36)
Expense associated with stock grant plans	58	97	167
Loss reserve on notes receivable	15	2,131	0
Deferred income taxes	4,453	2,526	(1,939)
Equity in earnings of investee	(201)	(79)	58
Net (gain) loss on sale or impairment of property, plant and equipment	297	(6,890)	2,490
Changes in:
Accounts receivable	(17,886)	(32,274)	(6,784)
Inventories	(42,287)	(45,529)	(4,496)
Accounts payable	6,756	16,281	(9,964)
Accrued liabilities and other	21,026	(2,568)	(11,242)
NET CASH FROM OPERATING ACTIVITIES	53,361	(5,721)	11,515
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(40,023)	(30,344)	(32,932)
Proceeds from sale of property, plant and equipment	1,778	18,240	1,814
Acquisitions, net of cash received	(11,478)	(16,974)	0
Purchase of patents & product technology	(143)	(95)	(175)
Advances on notes receivable	(2,673)	(1,183)	(2,468)
Collections on notes receivable	2,814	2,839	472
Cash restricted as to use	6,111	(6,178)	10
Other, net	11	(528)	289
NET CASH FROM INVESTING ACTIVITIES	(43,603)	(34,223)	(32,990)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net borrowings (repayments) under revolving credit facilities	(11,090)	11,090	(2,109)
Repayment of long-term debt	0	(42,774)	(745)
Borrowings of long-term debt	0	75,000	0
Debt issuance costs	(46)	(266)	(946)
Proceeds from issuance of common stock	2,144	2,061	2,971
Purchase of additional noncontrolling interest	0	0	(402)
Distributions to noncontrolling interest	(1,460)	(871)	(1,413)
Capital contribution from noncontrolling interest	84	281	80
Dividends paid to shareholders	(8,166)	(7,905)	(7,818)
Excess tax benefits from share-based compensation arrangements	112	75	36
Other, net	0	4	32
NET CASH FROM FINANCING ACTIVITIES	(18,422)	36,695	(10,314)
Effect of exchange rate changes on cash	(62)	244	(259)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(8,726)	(3,005)	(32,048)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	7,647	10,652	42,700
CASH AND CASH EQUIVALENTS (OVERDRAFT), END OF PERIOD	(1,079)	7,647	10,652
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION:
Interest paid	4,883	3,982	3,654
Income taxes paid	14,427	16,751	6,163
NON-CASH INVESTING ACTIVITIES
Accounts receivable exchanged for notes receivable	1,635	0	0
Notes receivable exchanged for property	3,900	0	0
NON-CASH FINANCING ACTIVITIES:
Common stock issued under deferred compensation plans	$ 1,800	$ 1,310	$ 246